ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($)
Organization And Summary Of Significant Accounting Policies [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	99.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.00%
Limited Partners Capital Account Per Units	10
Units of limited partnership interest, authorized | shares	101,500,000
Deferred Tax Assets, Valuation Allowance	$ 709,402	$ 571,985
Impairment loss	$ 2,593,629	7,116,275
Amortization Period Of Acquisition Costs Straight Line Method	27 years 6 months
Impairment Loss Of Acquisition Costs	$ 133,584	$ 1,139,623